Subsequent events - Issuance of senior secured convertible notes (Details) - Subsequent Events		1 Months Ended
	Jul. 13, 2025 USD ($) tranche	Jul. 31, 2025 USD ($) tranche
Senior Convertible Note (Series A-1, B-1, and C-1)
Subsequent events
Number of traches issued | tranche	3	3
Aggregate gross proceeds	$ 16,338,506	$ 16,338,506
Series A-1 Note
Subsequent events
Aggregate gross proceeds	10,000,000
Series B-1 Note
Subsequent events
Aggregate gross proceeds	5,000,000
Series C-1 Note
Subsequent events
Aggregate gross proceeds	$ 1,338,506